Shareholders' capital - Reconciliation of Change in Balance (Details) - CAD ($) $ in Thousands		12 Months Ended
	Jul. 10, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Shareholder's Capital
Balance, beginning of year		$ 4,142,566	$ 4,243,794	$ 4,241,773
Balance, beginning of year (shares)		162,271,000	163,227,000	162,261,000
Vesting of equity based awards (shares)			3,657,000	2,578,000
Share-settled dividends on vested equity based awards (shares)			64,000	178,000
Repurchase of shares			$ 94,838	$ 71,659
Repurchase of shares (in shares)			(5,332,000)	(2,339,000)
Balance, end of year			$ 4,142,566	$ 4,243,794
Balance, end of year (shares)			162,271,000	163,227,000
NCIB purchasable common shares	16,308,587
NCIB common shares acquired and cancelled		1,440,000	5,330,000	2,340,000
NCIB common shares acquired and cancelled, value		$ 21,400	$ 94,800	$ 71,700
Equity based compensation
Disclosure Of Shareholder's Capital
Shares issued for equity based compensation (shares)			655,000	549,000
Issued capital
Disclosure Of Shareholder's Capital
Vesting of equity based awards			$ 23,575	$ 44,811
Shares issued for equity based compensation			11,242	13,699
Share-settled dividends on vested equity based awards			1,179	4,377
Repurchase of shares			$ (137,224)	$ (60,866)